Condensed Financial Information of the Parent Company - Schedule of Parent Company Balance Sheets (Details) - Parent Company [Member] - USD ($) $ in Thousands	Sep. 30, 2024	Sep. 30, 2023
ASSETS:
Cash and cash equivalents	$ 25,985	$ 254,483
Prepayments and other current assets	23,332	10,000
TOTAL CURRENT ASSETS	49,317	264,483
Investments in subsidiaries	668,219	4,163,507
TOTAL ASSETS	717,536	4,427,990
EQUITY:
Ordinary shares, value
Additional paid in capital	19,450,741	19,467,664
Statutory reserves	1,007,027	1,007,027
Accumulated deficits	(18,541,751)	(14,835,585)
Accumulated other comprehensive loss	(1,208,386)	(1,221,021)
TOTAL SHAREHOLDERS’ EQUITY	717,536	4,427,990
TOTAL LIABILITIES AND EQUITY	717,536	4,427,990
Class A Ordinary Shares
EQUITY:
Ordinary shares, value	7,890	7,890
Class B Ordinary Shares
EQUITY:
Ordinary shares, value	$ 2,015	$ 2,015